Common Stock and Warrants	6 Months Ended	12 Months Ended
	Feb. 28, 2018	Aug. 31, 2017
Notes to Financial Statements
NOTE 6 - Common Stock and Warrants

Common Stock

At February 28, 2018, the Company had 300,000,000 authorized shares of common stock with a par value of $0.001 per share, 36,250,544 shares of common stock outstanding and 1,035,197 shares reserved for issuance under the Company’s 2006 Long-Term Incentive Plan (the “2006 Plan”) that provides for the grant of stock options to employees, directors, officers and consultants (See “NOTE 5 - Stock Options”).

During the six months ended February 28, 2018, we entered into the following securities related transactions:

·	On September 29, 2017, the Company completed the September 2017 Private Placement of 821,600 units at a price of $3.11 per unit for $2,555,176 in aggregate proceeds. Each unit consisted of one share of common stock and one Series S Stock Purchase Warrant to purchase one (1) share of common stock at an exercise price of $3.42 per share through September 29, 2022. The warrants may be exercised on a cashless basis (See “NOTE 3 – Private Placements”).

·	On November 21, 2017 each director was granted 40,000 shares of common stock for a total issuance of 160,000 shares of common stock valued at $4.87 per share, the fair market value of our common stock on the date of issuance. Additionally, on November 21, the Company issued Jatinder Bhogal, Director, an additional 50,000 shares valued at $4.87 per share. 75% of the 210,000 issued shares are subject to a one-year lock-up.

·	From September 6, 2017 through October 30, 2017, holders of our Series O Warrants exercised 80,000 warrants at an exercise price of $3.10 per share resulting in $248,000 to the Company and the issuance of 80,000 shares of common stock.

·	John Conklin, the Company’s President & CEO, exercised 150,000 stock purchase options on a cashless basis resulting in the issuance of 80,110 shares of common stock.

·	Alastair Livesey, a Company Director, exercised 36,667 stock purchase options on a cashless basis resulting in the issuance of 19,067 shares of common stock.

·	Three other individuals exercised a total of 90,000 stock purchase options on a cashless basis resulting in the issuance of 41,873 shares of common stock.

·	On September 7, 2017, the Investor exercised their outstanding Series Q Warrant to purchase up to 468,750 shares of the Company’s common stock on a cashless basis, resulting in the issuance of 189,940 shares of common stock.

·	On September 7, 2017, a third party exercised their outstanding Series Q Warrant to purchase up to 468,750 shares of the Company’s common stock on a cashless basis, resulting in the issuance of 189,940 shares of common stock.

·	On December 28, 2017, a third party exercised their outstanding Series R Warrant to purchase up to 468,750 shares of the Company’s common stock on a cashless basis, resulting in the issuance of 285,823 shares of common stock.

·	Three holders of our Series P Warrants exercised 2,500 warrants at an exercise price of $3.70 per share resulting in $9,250 to the Company and the issuance of 2,500 shares of common stock.

Warrants

Each of the Company’s warrants outstanding entitles the holder to purchase one share of the Company’s common stock for each warrant share held. Other than the Series O Warrants and Series P Warrants, all of the following warrants may be exercised on a cashless basis. A summary of the Company’s warrants outstanding and exercisable as of February 28, 2018 and August 31, 2017 is as follows:

	Shares of Common Stock Issuable from Warrants Outstanding as of		Weighted Average
	February 28,	August 31,	Exercise
Description	2018	2017	Price	Expiration
Series M	246,000	246,000	$2.34	December 31, 2022
Series N	767,000	767,000	$3.38	December 31, 2022
Series O	-	618,000	$3.10	October 31, 2017
Series P	306,500	309,000	$3.70	April 30, 2018
Series Q	-	937,500	$3.20	December 31, 2022
Series R	468,750	937,500	$4.00	December 31, 2022
Series S-A	300,000	300,000	$2.53	December 31, 2022
Series S	821,600	-	$3.42	September 29, 2022
Total	2,909,850	4,115,000

Common Stock

At August 31, 2017, the Company had 300,000,000 authorized shares of common stock with a par value of $0.001 per share, 34,329,691 shares of common stock outstanding and 2,072,580 shares reserved for issuance under the Company’s 2006 Long-Term Incentive Plan (the “2006 Plan”) as adopted and approved by the Company’s Board on October 10, 2006 that provides for the grant of stock options to employees, directors, officers and consultants (See “NOTE 7 - Stock Options”).

During the year ended August 31, 2017, we entered into the following securities related transactions:

·	On July 24, 2017, the Company completed the July 2017 Private Placement of 300,000 units at a price of $2.30 per unit for $690,000 in aggregate proceeds. Each unit consisted of one share of common stock and one Series S-A Warrant to purchase one (1) share of common stock at an exercise price of $2.53 per share through July 24, 2022. The warrants may be exercised on a cashless basis. All of the units of the July 2017 Private Placement were purchased by the Investor (See “NOTE 4 – Private Placements”).

·	On July 7, 2017, the Company finalized and executed two consulting agreements with third parties to provide business development services. The terms and conditions of each consulting agreement are similar and provide for combined compensation of $26,000 per month in cash and the grant of 1,500,000 common stock purchase options which vest upon the attainment of certain milestones and upon Board approval. During August 2017, the Company issued 13,622 shares of common stock, valued at $40,000 (based on the closing price of the Company’s stock on the date transferred), to pay consulting fees incurred under the agreements.

·	On July 7, 2017, the Company issued 5,282 shares of common stock in exchange for services valued at $15,000 (based on the closing price of the Company’s stock on the date transferred).

·	In June 2017, the Investor exercised 129,000 Series M Warrants at an exercise price of $2.34 per share and paid the Company $301,860 in exchange for 129,000 shares of common stock.

·	On March 2, 2017, the Investor exercised all Series I, J, K and L Warrants (7,642,631 shares in total) on a cashless basis and received 5,215,046 shares of common.

·	On November 15, 2016 each director was issued 40,000 shares of common stock for a total issuance of 120,000 shares of common stock valued at $3.28 per share, the fair market value of our common stock on the date of issuance.

·	issued 46,520 shares of common stock upon the cashless exercise of 130,000 options.

During the year ended August 31, 2016, the Company had the following common stock related transactions:

·	issued 282,106 shares of common stock upon the cashless exercise of 556,667 options.

·	issued 30,000 shares of common stock on January 5, 2016 to each of the Company’s three directors pursuant to the 2006 Plan (90,000 shares total) valued at $3.75 per share, the closing price of the Company’s common stock on the day the stock was granted.

·	received $1,367,100 pursuant to the March 2016 Private Placement for the purchase of 441 PPM Units resulting in the issuance of 441,000 shares of common stock (See “NOTE 4 – Private Placements”).

·	converted loan principal of $548,700 from the December 2015 Loan Agreement in exchange for 177 PPM Units resulting in the issuance of 177,000 shares of common stock (See “NOTE 3 – Debt”).

·	received $3,000,000 pursuant to the June 2016 Private Placement for the purchase of 937,500 units resulting in the issuance of 937,500 shares of common stock (See “NOTE 4 – Private Placements”).

Warrants

Each of the Company’s warrants outstanding entitles the holder to purchase one share of the Company’s common stock for each warrant share held. Other than the Series O Warrants and Series P Warrants, all of the following warrants may be exercised on a cashless basis. A summary of the Company’s warrants outstanding and exercisable as of August 31, 2017 and 2016 is as follows:

	Shares of Common Stock Issuable from Warrants Outstanding as of		Weighted Average
	August 31,	August 31,	Exercise
Description	2017	2016	Price	Expiration
Series I	-	921,875	$1.37	December 31, 2020
Series J	-	3,110,378	$1.12	December 31, 2020
Series K	-	3,110,378	$1.20	December 31, 2020
Series L	-	500,000	$1.20	December 7, 2020
Series M	246,000	375,000	$2.34	December 31, 2020
Series N	767,000	767,000	$3.38	December 31, 2020
Series O	618,000	618,000	$3.10	October 31, 2017
Series P	309,000	309,000	$3.70	April 30, 2018
Series Q	937,500	937,500	$3.20	June 20, 2019
Series R	937,500	937,500	$4.00	June 20, 2021
Series S-A	300,000	-	$2.53	July 24, 2022
Total	4,115,000	11,586,631

The Series I Warrant was issued on October 7, 2013, in connection with the 2013 Loan Agreement. On December 31, 2015, as consideration for the Investor agreeing to extend the 2013 Note maturity date to December 31, 2017, the Company extended the maturity date of the Series I Warrant from October 6, 2018 to December 31, 2020. The Series I Warrant was exercised in full and on a cashless basis on March 2, 2017 resulting in the issuance of 584,634 shares of common stock.

The Series J Warrant and Series K Warrant were issued on November 10, 2014 as a condition to the Investor entering into the 2015 Loan Agreement. On December 31, 2015, as consideration for the Investor agreeing to extend the 2013 Note maturity date to December 31, 2017, the Company extended the maturity date of the Series J and K Warrants from November 9, 2019 to December 31, 2020. The Series J and K Warrant were exercised in full and on a cashless basis on March 2, 2017 resulting in the issuance of 4,293,900 shares of common stock.

The Series L Warrant was issued on March 4, 2015 in connection with the March 2015 Loan. On December 7, 2015, the expiration date of the Series L Warrant was extended from March 4, 2020 to December 7, 2020. The Series L Warrant was exercised in full and on a cashless basis on March 2, 2017 resulting in the issuance of 336,512 shares of common stock.

A Series M Warrant, with an exercise price of $2.34, to purchase 275,000 shares of common stock was issued on December 7, 2015 in connection with the December 2015 Loan. A Series M Warrant, with an exercise price of $2.34, to purchase 100,000 shares was issued on December 7, 2015 as an inducement for the Investor to extend the maturity date of the March 2015 Loan from September 4, 2015 to December 21, 2016. In June 2017, the Investor exercised 129,000 Series M Warrants.

The Series N Warrant to purchase 767,000 shares was issued on December 31, 2015 pursuant to the 2015 Second Amended Loan Agreement as an inducement for the Investor to extend the maturity date of the 2013 Note from December 31, 2015 to December 31, 2017.

The Series O and Series P Warrants were issued in connection with the March 2016 Private Placement and the Series Q and Series R Warrants were issued in connection with the June 2016 Private Placement; see “NOTE 4 – Private Placements.”

The Series S-A Warrant was issued in connection with the July 2017 Private Placement; see “NOTE 4 – Private Placements.”

On November 3, 2017, the term of the Series M Warrant, Series N Warrant, Series P Warrant for 213,500 shares, Series R Warrant for 468,750 shares, and Series S-A Warrant were extended to December 31, 2022, as contemplated by the Amendments described in Note 11.

There are a total of approximately 2,870,739 warrants issuable pursuant to the 2013 Loan Agreement as described above under “NOTE 3 – Debt: October 7, 2013, $3,000,000 Convertible Promissory Note.”